Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY SMALL CAP FINANCIAL FUND

Investor Class   HSFNX   |   Institutional Class   HISFX

Summary Prospectus, February 27, 2015

hennessyfunds.com   |   1-800-966-4354

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, as supplemented from time to time, and other information about the Fund online at hennessyfunds.com/investing-with-us/literature-library.fs. You can also get this information at no cost by calling 1-800-966-4354 or 1-415-899-1555 or by sending an e-mail request to fundsinfo@hennessyfunds.com. The Fund’s Prospectus and Statement of Additional Information, both dated February 27, 2015, as supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Hennessy Small Cap Financial Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees1		0.15%		None
Other Expenses2		0.44%		0.22%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	0.34%		0.22%
Total Annual Fund Operating Expenses		1.49%		1.12%
1
“Distribution and Service (12b-1) Fees” have been restated to reflect a reduction in the amount of such fees from 0.25% to 0.15%, which is effective as of March 1, 2015.  Because of this restatement, the “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets shown in the Fund’s most recent annual report.

2
“Other Expenses” have been restated to reflect the implementation of a shareholder servicing agreement, which is effective as of March 1, 2015, and to reflect current fees included in “All Remaining Other Expenses.”  Because of this restatement, the “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets shown in the Fund’s most recent annual report. “Other Expenses” include acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$152	$471	$813	$1,779
Institutional	$114	$356	$617	$1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries that are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  The Fund’s investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have a low price-to-earnings ratio and low price-to-book ratio relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small- and Medium-Sized Companies Risk: The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk:  Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general.  Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns.  Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration Risk:  The Fund concentrates its investments within the financial services group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have greater impact on the Fund’s performance.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 2000® Financial Services Index.  For additional information on these indices, please see “Index Descriptions” on page 66 of the Prospectus.  The Fund is the successor to the FBR Small Cap Financial Fund (the “Predecessor Small Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Small Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY SMALL CAP FINANCIAL FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2014)
	One	Five	Ten
	Year	Years	Years
Hennessy Small Cap
Financial Fund – Investor

Returns before taxes	-3.40%	9.69%	4.08%

Returns after taxes
on distributions	-6.58%	8.52%	2.61%

Returns after taxes
on distributions
and sale of fund shares	0.61%	7.68%	3.29%

Hennessy Small Cap
Financial Fund – Institutional

Returns before taxes	-3.08%	9.95%	4.25%

Russell 2000®
Financial Services Index
(reflects no deduction for
fees, expenses or taxes)	8.85%	15.17%	4.50%

Russell 2000® Index
(reflects no deduction for
fees, expenses or taxes)	4.89%	15.55%	7.77%

We use the Russell 2000® Financial Services Index as an additional index because it compares the Fund’s performance with the return of an index holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Portfolio Manager

David H. Ellison and Ryan Kelley are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Ellison has served as a Portfolio Manager of the Fund since inception. Mr. Kelley has served as a Portfolio Manager of the Fund since October 2014 and served as a Co-Portfolio Manager of the Fund from March 2013 to September 2014.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with the Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time on Monday through Thursday or between 9:00 a.m. and 5:00 p.m. Eastern time/6:00 a.m. and 2:00 p.m. Pacific time on Friday (excluding holidays).  You may buy Fund shares each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Investor Class shares of the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of the Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Fund may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

Distributions on Fund shares are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.